SEGMENT INFORMATION (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cellular Segment [Member]
Disclosure of operating segments [line items]
Capitalized amount	₪ 62	₪ 64
Increase in amortization expenses	36	11
Fixed-Line Segment [Member]
Disclosure of operating segments [line items]
Capitalized amount	29	20
Increase in amortization expenses	₪ 13	₪ 2